Deferred income tax assets and liabilities - Schedule of Net Movement on the Deferred Tax Account (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets and liabilities [abstract]
Opening balance at 1 April	€ 11,010	€ (22,215)	€ (38,512)
Acquisition of subsidiaries	(309)	(1,305)	0
Recognized in income statement	16,174	34,167	16,198
Recognized in other comprehensive income	(570)	108	307
Exchange differences	93	255	(208)
Closing balance at 31 March	€ 26,398	€ 11,010	€ (22,215)